Financial debt	6 Months Ended
Jun. 30, 2020
Financial debt
Financial debt

5)  Financial debt

The Group has issued bonds during the first six months of 2020:

-	Bond 1.491% maturing in April 2027 (EUR 1,500 million);
-	Bond 1.994% maturing in April 2032 (EUR 1,500 million);
-	Bond 0.952% maturing in May 2031 (EUR 500 million);
-	Bond 1.618% maturing in May 2040 (EUR 1,000 million);
-	Bond 3.127% maturing in May 2050 (USD 2,500 million);
-	Bond 2.986% maturing in June 2041 (USD 800 million);
-	Bond 3.386% maturing in June 2060 (USD 800 million).

The Group reimbursed bonds during the first six months of 2020:

-Bond 4.750% issued in 2014 and maturing in January 2020 (NZD 100 million);

-Bond 2.125% issued in 2014 and maturing in January 2020 (CAD 100 million);

-Bond Euribor 3 months +  30 basis points issued in 2014 and maturing in March 2020 (EUR 1,000 million);

-Bond Euribor 3 months +  31 basis points issued in 2013 and maturing in May 2020 (EUR 300 million);

-Bond 4.450% issued in 2010 and maturing in June 2020 (USD 1,250 million).

In April 2020, the Group has also put in place a new committed syndicated credit line with banking counterparties for an amount of USD 6,350 million and with a 12-month tenor (with the option to extend twice by a further 6 months at TOTAL’s hand).